Summary of significant accounting policies - Change in Accounting Principle (Details)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings		¥ 810,855,877	$ 127,240,981	¥ (14,551,146)
Increase in deferred tax asset		274,868,534	43,132,871	605,652,593
Increase in Allowance for credit losses for the accounts receivable and contract assets		25,867,957	4,059,247	38,681,680	$ 6,070,000	¥ 192,909,907	¥ 221,213,326
Increase in Allowance for credit losses for the loans receivable		55,335,741	8,683,385	102,555,784	16,093,240	24,709,468
Increase in Allowance for credit losses for the earnings rights associated with loan assets		764,600	119,982	1,987,960	311,954
Increase in cash and equivalents		¥ 584,762,494	$ 91,761,996	746,388,408		1,005,980,251
Increase in guarantee liabilities				9,789,626	$ 1,536,206	¥ 17,475,303	¥ 20,898,201
Adoption of ASU 2016-13
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in Allowance for credit losses for the accounts receivable and contract assets				15,524,436
Increase in Allowance for credit losses for the loans receivable				4,205,046
Adoption of ASU 2016-13 | Cumulative effect of accounting change
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Pre tax increase in the Allowance for credit losses	¥ 22,990,000
Pre tax increase in the Allowance for credit losses (in percent)	8.03%
Retained earnings	¥ 17,240,000
Increase in deferred tax asset	5,750,000
Increase in Allowance for credit losses for the accounts receivable and contract assets	11,640,000
Increase in Allowance for credit losses for the loans receivable	3,150,000
Increase in Allowance for credit losses for the earnings rights associated with loan assets	2,100,000
Increase in cash and equivalents	120,000
Increase in guarantee liabilities	¥ 220,000			¥ 297,622